Stock Option Plan - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares authorized (in shares)				6,000,000	1,519,075	6,847,235
Common stock reserved for the Plan (in shares)		31,994,478		31,994,478
Awards granted (in shares)		215,000		6,531,875	3,359,941	7,312,022
Awards outstanding (in shares)		21,982,610		22,609,796	20,401,985	18,518,472	13,764,812
Unrecognized stock-based compensation expense		$ 33.6		$ 34.8
Weighted average fair value of stock options granted (in dollars per share)		$ 7.81		$ 3.13	$ 3.14	$ 2.64
Total intrinsic value of stock options exercised		$ 0.9		$ 4.3	$ 2.9	$ 2.3
Total estimated grant date fair value of stock options vested		$ 2.8		$ 9.9	$ 8.3	$ 4.7
Unrecognized stock-based compensation expense, period for recognition		2 years 8 months 12 days		2 years 10 months 24 days
Stock options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share of stock options as a percentage of common stock				100.00%
Award vesting period				4 years
Vesting percentage				25.00%
Expected dividend rate		0.00%	0.00%	0.00%	0.00%	0.00%
Incentive Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share of stock options as a percentage of common stock				110.00%
Threshold combined voting power of optionee, incentive stock				10.00%
Award expiration period				5 years
Milestone Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award exercise price (in dollars per share)	$ 4.75
Awards outstanding (in shares)				750,000
Unrecognized stock-based compensation expense		$ 2.1		$ 2.1
CEO Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)	5,250,000
CEO Time-Based Awards at $4.75
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Awards granted (in shares)	1,500,000
Award exercise price (in dollars per share)	$ 4.75
CEO Time-Based Awards at $10 to $25
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Awards outstanding (in shares)		3,750,000		3,000,000
CEO Time-Based Awards at $10 to $25 | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award exercise price (in dollars per share)	$ 10
CEO Time-Based Awards at $10 to $25 | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award exercise price (in dollars per share)	15
CEO Time-Based Awards at $10 to $25 | Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award exercise price (in dollars per share)	20
CEO Time-Based Awards at $10 to $25 | Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award exercise price (in dollars per share)	$ 25